Loans and Allowance for Credit Losses - Disclosure of Loans IFRS 9 (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 579,730
Allowance for credit losses	(2,912)
Loans, net of allowance for credit losses	576,818
Retail [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses		$ 1,244	$ 1,253
Retail [member] | Residential mortgages [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	282,471
Allowance for credit losses	(382)
Loans, net of allowance for credit losses	282,089
Retail [member] | Personal [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	92,700
Allowance for credit losses	(841)
Loans, net of allowance for credit losses	91,859
Retail [member] | Credit cards [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	19,415
Allowance for credit losses	(725)
Loans, net of allowance for credit losses	18,690
Retail [member] | Small business [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,866
Allowance for credit losses	(49)
Loans, net of allowance for credit losses	4,817
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses		$ 912	$ 979
Wholesale [member] | Business, Sovereign and Bank [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	180,278
Allowance for credit losses	(915)
Loans, net of allowance for credit losses	179,363
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	201,254
Allowance for credit losses	(90)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	323,251
Allowance for credit losses	(64)
Canada [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	474,671
Canada [member] | Retail [member] | Residential mortgages [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	265,831
Canada [member] | Retail [member] | Personal [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	82,112
Canada [member] | Retail [member] | Credit cards [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	18,793
Canada [member] | Retail [member] | Small business [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,866
Canada [member] | Wholesale [member] | Business, Sovereign and Bank [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	103,069
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	199,395
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	96,146
United States [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	80,475
United States [member] | Retail [member] | Residential mortgages [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	13,493
United States [member] | Retail [member] | Personal [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7,172
United States [member] | Retail [member] | Credit cards [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	368
United States [member] | Wholesale [member] | Business, Sovereign and Bank [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	59,442
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	609
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	173,308
Other International [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	24,584
Other International [member] | Retail [member] | Residential mortgages [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,147
Other International [member] | Retail [member] | Personal [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,416
Other International [member] | Retail [member] | Credit cards [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	254
Other International [member] | Wholesale [member] | Business, Sovereign and Bank [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,767
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,250
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 53,797